SHARE CAPITAL (Tables)	12 Months Ended
Jul. 31, 2026
Disclosure of classes of share capital [line items]
Disclosure of issued and outstanding common shares [Table Text Block]
Common Shares	Number of Shares*	$
Balance, July 31, 2024	38,003,053	$4,541,744
Private placements (1,3)	7,950,000	3,520,000
Flow-through private placements (2,5)	2,436,958	1,734,880
Property acquisition (4)	100,000	87,000
Warrants exercised (note 8(c))	3,956,250	1,582,500
Share issuance costs	-	(96,966)
Balance, July 31, 2025	52,446,261	$11,369,158
Private placement (7)	4,000,000	10,000,000
Flow-through private placement (6)	800,000	1,600,000
Brokered private placement (9)	7,895,000	15,000,500
Property acquisition (8)	100,000	265,000
Warrants exercised (note 8(c))	30,990,280	4,381,144
Options exercised (note 8(d))	174,000	281,708
Issuance on RSU vesting (note 8(d))	50,000	188,000
Share issuance costs	-	(1,788,705)
Balance, July 31, 2026	96,455,541	$41,296,805

Disclosure of warrant activity [Table Text Block]
	July 31, 2026		July 31, 2025
		Weighted Average		Weighted average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, beginning of year	34,974,961	$0.21	30,074,865	$0.12
Exercised	(30,990,280)	0.14	(3,956,250)	0.40
Issued	13,191,940	2.70	8,856,346	0.59
Balance, end of year	17,176,621	$2.24	34,974,961	$0.21

Disclosure of warrants outstanding and exercisable [Table Text Block]
		Number of Warrants	Weighted Average
	Exercise	Outstanding and	Remaining Contractual
Expiry Date	Price	Exercisable	Life (Years)
September 24, 2026**	$0.67	786,346	0.15
December 30, 2026	$0.75	3,198,335	0.42
October 22, 2027	$2.50	800,000	1.23
October 30, 2027	$3.00	4,000,000	1.25
October 30, 2027*	$3.00	102,200	1.25
June 2, 2028	$2.60	7,895,000	1.84
June 2, 2028*	$1.90	394,740	1.84
Total		17,176,621	1.33

Disclosure of stock option activity [Table Text Block]
	July 31, 2026		July 31, 2025
		Weighted Average		Weighted average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
Balance, beginning of year	7,250,000	$0.629	2,250,000	$0.138
Exercised	(174,000)	0.850	-	-
Granted	3,335,000	2.135	5,000,000	0.850
Balance, end of year	10,411,000	$1.108	7,250,000	$0.629

Disclosure of stock options outstanding and exercisable [Table Text Block]
		Number of	Number of	Weighted Average
	Exercise	Options	Options	Remaining Contractual
Expiry Date	Price	Exercisable	Outstanding	Life (Years)
April 26, 2029	$0.133	1,950,000	1,950,000	2.74
May 8, 2029	$0.167	300,000	300,000	2.77
March 14, 2030	$0.850	4,826,000	4,826,000	3.62
September 8, 2030	$1.970	1,161,600	1,760,000	4.11
October 22, 2027	$3.820	50,000	50,000	1.23
December 5, 2029	$2.500	75,000	75,000	3.35
January 30, 2028	$2.750	200,000	200,000	1.50
May 7, 2031	$2.180	-	750,000	4.77
May 7, 2028	$2.180	-	500,000	1.77
Total		8,562,600	10,411,000	3.45

Disclosure of RSU activity [Table Text Block]
Number of
RSUs
Balance, July 31, 2024 and 2025	-
Granted	2,835,000
Exercised	(50,000)
Balance, July 31, 2026	2,785,000

Disclosure of RSUs outstanding and exercisable [Table Text Block]
	Number of	Number of	Weighted Average
	RSUs	RSUs	Remaining Contractual
Expiry Date	Vested*	Outstanding	Life (Years)
December 31, 2028	25,000	1,685,000	2.42
December 31, 2029	-	1,100,000	3.42
Total	25,000	2,785,000	2.82

Disclosure of assumptions used for options granted [Table Text Block]
	May 7, 2026	Jan 30, 2026	Dec 5, 2025	Oct 22, 2025	Sept 8, 2025	Mar 14, 2025
Risk-free interest rate	3.08%	2.56%	3.01%	2.38%	2.77%	2.72%
Expected stock price volatility	119%	105%	144%	105%	168%	184%
Expected option life in years	3.8 years	2 years	4 years	2 years	5 years	5 years
Dividend rate	Nil	Nil	Nil	Nil	Nil	Nil